SEGMENT INFORMATION - Additional Information (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Operating Segments [Abstract]
Number of operating segments | segment			4
Direct operating costs	$ (13,674)	$ (10,549)	$ (26,269)	$ (19,527)
Other operating income (expense), net	218	97	317	58
Other income (expense), net	23	(4)	(1)	(17)
Other income (expense), net	(241)	(93)	(316)	(41)
Gain (loss) on extinguishment		(3)		3
Equity accounted income (loss), net	41	7	91	36	$ 13
Depreciation and amortization expense	$ 786	$ 553	$ 1,488	$ 1,095